Net Gains or Losses on Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments at fair value through profit or loss include dividend income, gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities	￦	1,804,112	￦	2,237,037	￦	3,904,088
Equity securities		733,823		536,059		818,610

		2,537,935		2,773,096		4,722,698

Derivatives held for trading:
Interest rate		4,820,712		11,772,928		7,195,387
Currency		7,492,806		15,006,105		9,230,401
Stock or stock index		1,603,501		1,986,668		2,027,294
Credit		20,147		78,638		41,234
Commodity		21,864		33,576		30,829
Others		145,879		199,022		173,215

		14,104,909		29,076,937		18,698,360

Financial liabilities at fair value through profit or loss		72,585		114,526		192,334
Other financial instruments		6,753		252		502

		16,722,182		31,964,811		23,613,894

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities		1,280,960		3,987,760		1,106,981
Equity securities		426,431		895,208		372,969

		1,707,391		4,882,968		1,479,950

Derivatives held for trading:
Interest rate		4,669,893		10,747,221		7,439,802
Currency		7,422,604		15,154,428		9,271,983
Stock or stock index		1,604,027		2,485,340		2,164,455
Credit		14,051		68,324		44,971
Commodity		14,815		30,167		42,150
Others		175,411		430,069		166,403

		13,900,801		28,915,549		19,129,764

Financial liabilities at fair value through profit or loss		80,790		63,571		509,835
Other financial instruments		6,839		206		387

		15,695,821		33,862,294		21,119,936

Net gains(loss) on financial instruments at fair value through profit or loss	￦	1,026,361	￦	(1,897,483)	￦	2,493,958

Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments designated at fair value through profit or loss include gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	623,929	￦	1,186,908	￦	726,277

		623,929		1,186,908		726,277

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		654,986		429,243		1,057,170

		654,986		429,243		1,057,170

Net gains(losses) on financial instruments designated at fair value through profit or loss	￦	(31,057)	￦	757,665	￦	(330,893)